Other disclosures - Risk Management and Principal Risks -Movement in gross exposures and impairment allowance including reconciliation of ECL (audited) (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	£ 259		£ (368)	£ (73)
Exchange and other adjustments	70		267
Income statement charge for the year	(277)	[1]	3,377	1,202
Total financial assets	1,049,896		1,051,400		$ 132
Gain on recovery of loans and advances previously written off	31		4
Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement charge for the year	(257)		547	55
Financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements			(364)
Gain on recovery of loans and advances previously written off			4
Financial guarantee contracts | Third parties
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement charge for the year	290		364
Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	5,835
Closing/Ending balance	3,998		5,835
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(334)		2,793
Income statement charge for the year	(262)		3,239	1,196
Home loans
Loans and advances at amortised cost
Opening/Beginning balance	434
Closing/Ending balance	386		434
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(30)		103
Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	3,069
Closing/Ending balance	2,391		3,069
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	171		1,484
Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	2,332
Closing/Ending balance	1,221		2,332
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(475)		1,206
Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement charge for the year	(257)		547
Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement charge for the year	(15)		138
Gross | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	11,627		11,334
Business activity in the year	1,745		1,194
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(837)		103
Final repayments	(1,146)		(987)
Disposals	0
Write-offs	(18)		(17)
Closing/Ending balance	11,371		11,627	11,334
Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	26,347		36,120
Business activity in the year	4,853		3,626
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(101)		(5,806)
Final repayments	(1,974)		(2,468)
Disposals	(37)		1,768
Write-offs	(826)		(1,036)
Closing/Ending balance	28,262		26,347	36,120
Gross | Credit cards, unsecured loans and other retail lending | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(2,321)
Gross | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	101,359		97,878
Business activity in the year	29,657		22,120
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	3,438		10,007
Final repayments	(24,307)		(27,225)
Disposals	(708)		(10)
Write-offs	(314)		(284)
Closing/Ending balance	109,125		101,359	97,878
Gross | Wholesale loans | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(1,127)
Gross | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	135,500		150,300	125,500
ECL
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(3,998)		(5,835)
ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	434		348
Business activity in the year	2		1
Changes to models used for calculation	34		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(61)		104
Final repayments	5		2
Disposals	0
Write-offs	18		17
Closing/Ending balance	386		434	348
ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	2,979		2,617
Business activity in the year	112		74
Changes to models used for calculation	(30)		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	124		1,552
Final repayments	35		60
Disposals	22		86
Write-offs	826		1,036
Closing/Ending balance	2,302		2,979	2,617
ECL | Credit cards, unsecured loans and other retail lending | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(82)
ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	1,653		731
Business activity in the year	112		255
Changes to models used for calculation	3		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(268)		1,089
Final repayments	322		109
Disposals	53		0
Write-offs	314		284
Closing/Ending balance	811		1,653	731
ECL | Wholesale loans | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(29)
ECL | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(104)		(145)	(22)
Stage 1 | Other financial assets subject to impairment | Expected credit losses held against contingent liabilities and commitments
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	4		7	10
Stage 1 | Gross | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	9,627		9,604
Business activity in the year	1,745		1,193
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(742)		133
Final repayments	(890)		(842)
Disposals	0
Write-offs	0		0
Closing/Ending balance	9,760		9,627	9,604
Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	18,923		29,541
Business activity in the year	4,731		3,467
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	509		(4,613)
Final repayments	(1,489)		(2,232)
Disposals	0		1,493
Write-offs	0		0
Closing/Ending balance	24,011		18,923	29,541
Stage 1 | Gross | Credit cards, unsecured loans and other retail lending | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(2,182)
Stage 1 | Gross | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	83,254		89,200
Business activity in the year	27,946		19,773
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	2,448		7,033
Final repayments	(19,481)		(24,098)
Disposals	(588)		0
Write-offs	0		0
Closing/Ending balance	95,242		83,254	89,200
Stage 1 | Gross | Wholesale loans | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(509)
Stage 1 | Gross | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	135,300		146,300	124,700
Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	6		16
Business activity in the year	2		1
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(22)		(17)
Final repayments	0		0
Disposals	0
Write-offs	0		0
Closing/Ending balance	8		6	16
Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	399		362
Business activity in the year	84		35
Changes to models used for calculation	(3)		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(360)		15
Final repayments	14		29
Disposals	0		8
Write-offs	0		0
Closing/Ending balance	605		399	362
Stage 1 | ECL | Credit cards, unsecured loans and other retail lending | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(16)
Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	280		114
Business activity in the year	74		44
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(301)		154
Final repayments	29		22
Disposals	8		0
Write-offs	0		0
Closing/Ending balance	183		280	114
Stage 1 | ECL | Wholesale loans | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(1)
Stage 1 | ECL | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(4)		(7)
Stage 1 | ECL | Other financial assets subject to impairment | Expected credit losses held against contingent liabilities and commitments
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets			(7)	(10)
Lifetime expected credit losses | Stage 2 | Gross | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	901		674
Business activity in the year	0		0
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(25)		(62)
Final repayments	(142)		(47)
Disposals	0
Write-offs	0		0
Closing/Ending balance	653		901	674
Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	5,571		4,450
Business activity in the year	106		130
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(514)		(1,231)
Final repayments	(409)		(168)
Disposals	0		183
Write-offs	0		0
Closing/Ending balance	2,782		5,571	4,450
Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(92)
Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	15,938		7,515
Business activity in the year	1,674		1,954
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1,072		2,969
Final repayments	(4,322)		(2,844)
Disposals	(49)		(10)
Write-offs	0		0
Closing/Ending balance	12,962		15,938	7,515
Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(600)
Lifetime expected credit losses | Stage 2 | Gross | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	65		3,800	800
Lifetime expected credit losses | Stage 2 | Gross | Fair value through other comprehensive income
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	100		132
Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	52		40
Business activity in the year	0		0
Changes to models used for calculation	(4)		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	11		25
Final repayments	1		1
Disposals	0
Write-offs	0		0
Closing/Ending balance	35		52	40
Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	1,327		784
Business activity in the year	23		32
Changes to models used for calculation	(27)		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	147		806
Final repayments	16		23
Disposals	0		20
Write-offs	0		0
Closing/Ending balance	791		1,327	784
Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(25)
Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	533		234
Business activity in the year	15		144
Changes to models used for calculation	3		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(14)		248
Final repayments	168		28
Disposals	4		0
Write-offs	0		0
Closing/Ending balance	193		533	234
Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(22)
Lifetime expected credit losses | Stage 2 | ECL | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	0		(6)
Lifetime expected credit losses | Stage 2 | ECL | Fair value through other comprehensive income
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets			(6)	(2)
Lifetime expected credit losses | Stage 3 | Other assets | Expected credit losses held against contingent liabilities and commitments
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	100		132
Lifetime expected credit losses | Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	1,099		1,056
Business activity in the year	0		1
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(70)		32
Final repayments	(114)		(98)
Disposals	0
Write-offs	(18)		(17)
Closing/Ending balance	958		1,099	1,056
Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	1,853		2,129
Business activity in the year	16		29
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(96)		38
Final repayments	(76)		(68)
Disposals	(37)		92
Write-offs	(826)		(1,036)
Closing/Ending balance	1,469		1,853	2,129
Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(47)
Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	2,167		1,163
Business activity in the year	37		393
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(82)		5
Final repayments	(504)		(283)
Disposals	(71)		0
Write-offs	(314)		(284)
Closing/Ending balance	921		2,167	1,163
Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(18)
Lifetime expected credit losses | Stage 3 | Gross | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	100		132	10	$ 100	$ 132
Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	376		292
Business activity in the year	0		0
Changes to models used for calculation	38		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(50)		96
Final repayments	4		1
Disposals	0
Write-offs	18		17
Closing/Ending balance	343		376	292
Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	1,253		1,471
Business activity in the year	5		7
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	337		731
Final repayments	5		8
Disposals	22		58
Write-offs	826		1,036
Closing/Ending balance	906		1,253	1,471
Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(41)
Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	840		383
Business activity in the year	23		67
Changes to models used for calculation	0		0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	47		687
Final repayments	125		59
Disposals	41		0
Write-offs	314		284
Closing/Ending balance	435		840	383
Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans | Fellow subsidiaries
Loans and advances at amortised cost
Transfers			(6)
Lifetime expected credit losses | Stage 3 | ECL | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(100)		(132)	(10)
Financial assets at amortised cost | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	145,259		134,267
Financial assets at amortised cost | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	10,985		11,193
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	25,960		23,368
Financial assets at amortised cost | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	108,314		99,706
Financial assets at amortised cost | Gross | Loans and advances at amortised cost
Loans and advances at amortised cost
Write-offs	(1,158)		(1,337)	(1,293)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	148,758		139,333
Gain on recovery of loans and advances previously written off	31		4	73
Net write-offs	1,127		1,333	£ 1,220
Financial assets at amortised cost | Gross | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	11,371		11,627
Financial assets at amortised cost | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	26,347
Final repayments	(37)
Disposals	(708)
Closing/Ending balance			26,347
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	28,262		26,347
Financial assets at amortised cost | Gross | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	109,125		101,359
Financial assets at amortised cost | ECL | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(3,499)		(5,066)
Financial assets at amortised cost | ECL | Home loans
Loans and advances at amortised cost
Changes to models used for calculation	34
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(386)		(434)
Financial assets at amortised cost | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	2,979
Changes to models used for calculation	(30)
Closing/Ending balance			2,979
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(2,302)		(2,979)
Financial assets at amortised cost | ECL | Wholesale loans
Loans and advances at amortised cost
Changes to models used for calculation	(3)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(811)		(1,653)
Financial assets at amortised cost | ECL | Provision for undrawn contractually committed facilities and guarantees provided
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(499)		(769)
Financial assets at amortised cost | Stage 1 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	128,217		111,119
Financial assets at amortised cost | Stage 1 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	9,752		9,621
Financial assets at amortised cost | Stage 1 | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	23,406		18,524
Financial assets at amortised cost | Stage 1 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	95,059		82,974
Financial assets at amortised cost | Stage 1 | Gross | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	129,013		111,804
Financial assets at amortised cost | Stage 1 | Gross | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	9,760		9,627
Financial assets at amortised cost | Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	18,923
Closing/Ending balance			18,923
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	24,011		18,923
Financial assets at amortised cost | Stage 1 | Gross | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	95,242		83,254
Financial assets at amortised cost | Stage 1 | ECL | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(796)		(685)
Financial assets at amortised cost | Stage 1 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(8)		(6)
Financial assets at amortised cost | Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	399
Closing/Ending balance			399
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(605)		(399)
Financial assets at amortised cost | Stage 1 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(183)		(280)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	15,378		20,498
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	618		849
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	1,991		4,244
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	12,769		15,405
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Gross | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	16,397		22,410
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Gross | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	653		901
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	5,571
Closing/Ending balance			5,571
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	2,782		5,571
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	12,962		15,938
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(1,019)		(1,912)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(35)		(52)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	1,327
Closing/Ending balance			1,327
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(791)		(1,327)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(193)		(533)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	1,664		2,650
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	615		723
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	563		600
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	486		1,327
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	3,348		5,119
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	958		1,099
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	1,853
Closing/Ending balance			1,853
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	1,469		1,853
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	921		2,167
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(1,684)		(2,469)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(343)		(376)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	1,253
Closing/Ending balance			1,253
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(906)		(1,253)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(435)		(840)
Transfers from Stage 1 to Stage 2 | Gross | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Stage 1 | Gross | Home loans
Loans and advances at amortised cost
Transfers	(253)		(537)
Transfers from Stage 1 to Stage 2 | Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(897)		(4,116)
Transfers from Stage 1 to Stage 2 | Stage 1 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	(4,122)		(10,213)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		(1)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(41)		(92)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(14)		(31)
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Gross | Home loans
Loans and advances at amortised cost
Transfers	253		537
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	897		4,116
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	4,122		10,213
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		1
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	41		92
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	14		31
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Gross | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Stage 1 | Gross | Home loans
Loans and advances at amortised cost
Transfers	331		204
Transfers from Stage 2 to Stage 1 | Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	2,520		994
Transfers from Stage 2 to Stage 1 | Stage 1 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	5,454		2,651
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	22		7
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	548		139
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	179		25
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Gross | Home loans
Loans and advances at amortised cost
Transfers	(331)		(204)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(2,520)		(994)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	(5,454)		(2,651)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(22)		(7)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(548)		(139)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(179)		(25)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | Stage 1 | Gross | Home loans
Loans and advances at amortised cost
Transfers	(80)		(157)
Transfers to Stage 3 | Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(307)		(464)
Transfers to Stage 3 | Stage 1 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	(32)		(772)
Transfers to Stage 3 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers to Stage 3 | Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(13)		(19)
Transfers to Stage 3 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(1)		(3)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Gross | Home loans
Loans and advances at amortised cost
Transfers	(52)		(52)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(362)		(516)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	(164)		(642)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(5)		(7)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(165)		(188)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(12)		(50)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Transfers	132		209
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	669		980
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	196		1,414
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	5		7
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	178		207
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	13		53
Transfers from Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 3 | Stage 1 | Gross | Home loans
Loans and advances at amortised cost
Transfers	22		29
Transfers from Stage 3 | Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	21		21
Transfers from Stage 3 | Stage 1 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	363		189
Transfers from Stage 3 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0		0
Transfers from Stage 3 | Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	5		12
Transfers from Stage 3 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	3		0
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Gross | Home loans
Loans and advances at amortised cost
Transfers	49		55
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	13		59
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	145		34
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	4		1
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	9		8
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	5		1
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Transfers	(71)		(84)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(34)		(80)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	(508)		(223)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(4)		(1)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(14)		(20)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	£ (8)		£ (1)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.